Derivatives	12 Months Ended
Dec. 31, 2018
Derivatives
Derivatives

10 Derivatives

Companies within RBS transact derivatives as principal either as a trading activity or to manage balance sheet foreign exchange, interest rate and credit risk.

	2018			2017
	Notional			Notional
	amount	Assets	Liabilities	amount	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Exchange rate contracts	3,426	36,545	38,230	3,425	39,211	41,681
Interest rate contracts	10,536	96,410	90,444	12,016	120,945	112,160
Credit derivatives	16	346	208	38	531	558
Equity and commodity contracts	1	48	15	3	156	107
		133,349	128,897		160,843	154,506

RBS enters into fair value hedges, cash flow hedges and hedges of net investments in foreign operations. The majority of RBS’s interest rate hedges relate to the management of RBS’s non-trading interest rate risk. RBS manages this risk within approved limits. Residual risk positions are hedged with derivatives principally interest rate swaps. Suitable larger financial instruments are fair value hedged; the remaining exposure, where possible, is hedged by derivatives documented as cash flow hedges.

The majority of RBS’s fair value hedges involve interest rate swaps hedging the fixed interest rate risk in recognised financial assets and financial liabilities. Cash flow hedges relate to exposures to the variability in future interest payments and receipts due to the movement of benchmark interest rates or foreign exchange rates on forecast transactions and on recognised financial assets and financial liabilities. This variability in cash flows is hedged by interest rate swaps and forward foreign exchange contracts.

RBS hedges its net investments in foreign operations with currency borrowings and forward foreign exchange contracts.

For cash flow hedge relationships of interest rate risk, the hedged items are actual and forecast variable interest rate cash flows arising from financial assets and financial liabilities with interest rates linked to the relevant benchmark rate LIBOR, EURIBOR or the Bank of England Official Bank Rate. The financial assets are loans to banks and customer and the financial liabilities are bank and customer deposits and LIBOR linked medium-term notes and other issued securities. The variability in cash flows due to movements in the relevant benchmark rate is hedged; this risk component is identified using the risk management systems of RBS. This risk component comprises the majority of cash flow variability risk.

For cash flow hedging relationships RBS determines that there is an economic relationship between the hedged item and hedging instrument via assessing the initial and ongoing effectiveness by comparing movements in the fair value of the expected highly probable forecast interest cash flows with movements in the fair value of the expected changes in cash flows from the hedging interest rate swap. Hedge effectiveness is measured on a cumulative basis over a time period management determines to be appropriate. The method of calculating hedge ineffectiveness is the hypothetical derivative method. RBS uses the actual ratio between the hedged item and hedging instrument to establish the hedge ratio for hedge accounting. For fair value hedge relationships of interest rate risk, the hedged items are typically large corporate fixed-rate loans, government securities, fixed rate finance leases, fixed rate medium-term notes or preference shares classified as debt. The hedged risk is the risk of changes in the hedged items fair value attributable to changes in the benchmark interest rate embedded in the hedged item. This risk component is identified using the risk management systems of RBS. This risk component comprises the majority of the hedged items fair value risk.

For fair value hedge relationships RBS determines that there is an economic relationship between the hedged items and hedging instrument via assessing the initial and ongoing effectiveness by comparing movements in the fair value of the hedged item attributable to the hedged risk with movements in the fair value of the expected changes in cash flows from the hedging interest rate swap. Hedge effectiveness is measured on a cumulative basis over a time period management determines to be appropriate. RBS uses either the actual ratio between the hedged item and hedging instrument(s) or one that minimises hedge ineffectiveness to establish the hedge ratio for hedge accounting. RBS hedges the currency risk of its net investment in foreign currency denominated operations with currency borrowings and forward foreign exchange contracts. RBS reviews the value of the investments net assets, executing hedges where appropriate to reduce the sensitivity of capital ratios to foreign exchange rate movement.

The Group hedges currency risk in respect of its net investment in foreign currency denominated operations with currency borrowings and forward foreign exchange contracts. The Group reviews the value of the investments net assets, executing hedges where appropriate, to reduce the sensitivity of capital ratios to foreign exchange movements.

Included in the table above are derivatives held for hedging purposes as follows:

		2018		2017
	Notional	Assets	Liabilities	Assets	Liabilities
	£bn	£m	£m	£m	£m
Fair value hedging
Interest rate contracts	60.0	965	2,061	904	2,211

Cash flow hedging
Interest rate contracts	149.7	1,148	872	1,989	1,295
Exchange rate contacts	12.5	106	—	63	37

Net investment hedging
Exchange rate contracts	2.0	32	10	11	28
	224.2	2,251	2,943	2,967	3,571

The following table shows the period in which the hedging contract ends:

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years	20+ years	Total
Fair value hedging	—	—	—	—	—	—	—	—
Hedging assets - Interest rate risk (£bn)	1.0	1.8	11.0	4.9	7.8	3.7	3.8	34.0
Hedging liabilities - Interest rate risk (£bn)	—	2.0	7.5	10.0	4.6	1.9	—	26.0

Cash flow hedging	—	—	—	—	—	—	—	—
Hedging assets	—	—	—	—	—	—	—	—
Interest rate risk (£bn)	3.9	10.9	47.8	8.7	10.5	—	—	81.8
Average fixed interest rate	1.87	1.44	1.13	2.00	1.43	—	—	1.33
Hedging liabilities
Interest rate risk (£bn)	8.6	18.9	34.1	5.1	0.4	0.8	—	67.9
Average fixed interest rate	0.54	0.56	1.07	1.34	3.96	4.31	—	0.94
Exchange rate risk (£bn)	—	—	5.8	4.7	2.0	—	—	12.5
Average USD - £ rate	—	—	1.32	1.37	1.50	—	—	1.37

Net investment hedging
Exchange rate risk (£bn)	1.2	0.6	0.2	—	—	—	—	2.0
Principal currency hedges
Average SAR - £ rate	4.80	4.83	4.82	—	—	—	—	4.81
Average CHF - £ rate	1.22	1.23	1.18	—	—	—	—	1.21

The table below analyses assets and liabilities subject to hedging derivatives.

			Impact on hedged
	Carrying value (CV)	Impact on hedged	items ceased to be
	of hedged assets and liabilities	items included in CV	adjusted for hedging gains or losses
2018	£m	£m	£m
Fair value hedging - interest rate
Loans to banks and customers - amortised cost	6,197	875	91
Other financial assets - securities	31,879	362	10
Total	38,076	1,237	101

Other financial liabilities - debt securities in issue	23,289	(19)	—
Subordinated liabilities	2,359	22	—
Total	25,648	3	—

Fair value hedging - exchange rate
Other financial assets - securities	3	—	—

Cash flow hedging - interest rate
Loans to banks and customers - amortised cost	81,880	—	—

Bank and customer deposits	67,854	—	—

Cash flow hedging - exchange rate
Other financial liabilities - debt securities in issue	5,590	—	—
Subordinates liabilities	6,902	—	—
Total	12,492	—	—

Hedge ineffectiveness recognised in other operating income comprised:

	2018	2017	2016
	£m	£m	£m
Fair value hedging
Gains/(losses) on the hedged items attributable to the hedged risk	54	(48)	1,146
(Losses)/gains on the hedging instruments	(7)	78	(1,117)
Fair value hedging ineffectiveness	47	30	29
Cash flow hedging ineffectiveness	(112)	9	(29)
Total	(65)	39	—

The main sources of ineffectiveness for interest rate risk hedge accounting relationships are:

•

The effect of the counterparty credit risk on the fair value of the interest rate swap, which is not reflected in the fair value of the hedged item attributable to the change in interest rate (fair value hedge).

•	Differences in the repricing basis between the hedging instrument and hedged cash flows (cash flow hedge); and
•	Upfront present values on the hedging derivatives where hedge accounting relationships have been designated after the trade date (cash flow hedge and fair value hedge).

Additional information on cash flow hedging and hedging of net assets can be found in the Statement of Changes in Equity.